Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenue	$ 88,125	$ 79,972	$ 327,274		$ 315,362
Costs and expenses
Cost of revenue	76,825	74,234	290,212		264,176
Selling, general and administrative	20,990	25,183	91,337		75,430
Depreciation and amortization	6,251	6,491	25,709		26,982
(Gain) loss on aircraft sales and aircraft held for sale	(1,205)	1,489	2,795		(13,905)
Total costs and expenses	102,861	107,397	410,053		352,683
Loss from operations	(14,736)	(27,425)	(82,779)		(37,321)
Other income (expense)
Interest income	703	1,278	4,313		4,629
Interest expense	(5,388)	(4,655)	(21,183)		(22,223)
Gain on forgiveness of CARES Act loan			0		339
Change in fair value of derivative liability			0		(14,589)
Change in fair value of warrant liability	569	(2,780)	(1,467)		(334)
Gain (loss) on extinguishment of debt	(4,161)	0	0		14,843
Other (expense) income	(34)	592	(338)		(82)
Total other income (expense), net	(8,311)	(5,565)	(18,675)		(17,417)
Loss before income taxes	(23,047)	(32,990)	(101,454)		(54,738)
Income tax expense (benefit)	0	0	41		0
Net loss	(23,047)	(32,990)	(101,495)		(54,738)
Less: Net income (loss) attributable to redeemable noncontrolling interests	(17,558)	(21,699)	(73,384)		1,080
Less: Net loss attributable to noncontrolling interests	(40)	(5,450)	(7,037)		(8,983)
Net loss attributable to flyExclusive, Inc.	(5,449)	(5,841)	(21,074)		(46,835)
Net loss attributable to common stockholders	$ (7,448)	$ (6,126)	(25,565)		(46,835)
Net loss attributable to common stockholders			$ (25,565)		(46,835)
Basic and Diluted Earnings Per Share*
Basic Earnings (Loss) Per Share (in dollars per share)	$ (0.3)	$ (0.35)	$ (1.07)	[1]
Diluted Earnings (Loss) Per Share (in dollars per share)	$ (0.3)	$ (0.35)	$ (1.07)	[1]
Weighted Average Shares Outstanding, Basic and Diluted [Abstract]
Weighted Average Basic Common Shares Outstanding (in shares)	25,156,561	17,305,720	23,809,490	[1]
Weighted Average Diluted Common Shares Outstanding (in shares)	25,156,561	17,305,720	23,809,490	[1]
Other comprehensive loss
Net loss attributable to flyExclusive, Inc.	$ (5,449)	$ (5,841)	$ (21,074)		(46,835)
Unrealized gains (losses) on available-for-sale debt securities	54	(169)	13		407
Comprehensive loss attributable to flyExclusive, Inc.	(5,395)	(6,010)	(21,061)		(46,428)
Series A Preferred Stock
Other income (expense)
Preferred Dividends	(1,007)	(285)	(3,258)		0
Series B Preferred Stock
Other income (expense)
Preferred Dividends	$ (992)	$ 0	$ (1,233)		$ 0

[1]	Basic and diluted earnings (loss) per share has not been presented for the year ended December 31, 2023 in the consolidated statements of operations and comprehensive loss. As a result of the Merger (as defined in Note 4 "Merger"), the Company's capital structure was significantly altered. The Company determined that presenting earnings per share for periods prior to the Merger would not result in values meaningful to the users of the consolidated financial statements. See Earnings per Share in Note 2 "Summary of Significant Accounting Policies" and Note 3 "Earnings (Loss) Per Share" for further discussion.